Average Annual Total Returns - Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares	Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares One Year	Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares Five Years	Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares Ten Years	Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares After Taxes on Distributions One Year	Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares After Taxes on Distributions Five Years	Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares After Taxes on Distributions Ten Years	Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares After Taxes on Distributions and Sales One Year	Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares After Taxes on Distributions and Sales Five Years	Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares After Taxes on Distributions and Sales Ten Years	Bloomberg 10 Year Municipal Bond Index One Year	Bloomberg 10 Year Municipal Bond Index Five Years	Bloomberg 10 Year Municipal Bond Index Ten Years	Bloomberg 15 Year Municipal Bond Index One Year	Bloomberg 15 Year Municipal Bond Index Five Years	Bloomberg 15 Year Municipal Bond Index Ten Years
Total	1.12%	4.17%	4.75%	1.12%	4.16%	4.41%	1.54%	3.79%	4.13%	0.96%	4.27%	3.68%	1.91%	5.05%	4.57%